                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Blake Murphy
Title:   Chief Operating Officer
Phone:   (416) 363-5854 x222

Signature, Place, and Date of Signing:

/s/ Blake Murphy          Toronto, Ontario           April 17, 2013
------------------------  -------------------------  -------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  100

Form 13F Information Table Value Total:  $ 5,296,266 (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-11838                   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                                                                                                            VOTING AUTHORITY
                                                                SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP     VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------        ------------------ --------- ---------- ----------- --- ---- ---------- -------- --------- ------ ---------
3M COMPANY            COMMON             88579Y101  66,159.90     622,330          DEFINED                                622,330
3M COMPANY            COMMON             88579Y101 173,402.24   1,631,100          SOLE                1,387,000          244,100
ALTERA CORP           COMMON             021441100   5,028.23     141,800          DEFINED                                141,800
ALTERA CORP           COMMON             021441100  17,084.38     481,793          SOLE                  408,893           72,900
AMERICAN EXPRESS CO   COMMON             025816109   7,184.49     106,500          DEFINED                                106,500
AMERICAN EXPRESS CO   COMMON             025816109  24,481.23     362,900          SOLE                  307,600           55,300
APACHE CORP           COMMON             037411105  61,056.01     791,291          DEFINED                                791,291
APACHE CORP           COMMON             037411105  98,794.89   1,280,390          SOLE                1,108,890          171,500
AUSTRAL&NEW ZEAL BKG  BKG SP ADR (1 ORD) 052528304  10,697.79     356,950          SOLE                  356,950               --
BEAM INC              COMMON STOCK       073730103   5,429.49      85,450          DEFINED                                 85,450
BEAM INC              COMMON STOCK       073730103   2,166.71      34,100          SOLE                   34,100               --
BECTON DICKINSON      COMMON             075887109  41,947.93     438,740          DEFINED                                438,740
BECTON DICKINSON      COMMON             075887109  99,482.21   1,040,500          SOLE                  935,400          105,100
BEMIS INC             COMMON             081437105  28,294.10     701,043          DEFINED                                701,043
BEMIS INC             COMMON             081437105  56,131.88   1,390,780          SOLE                1,191,480          199,300
BERKSHIRE HATHAWAY    CLASS B            084670702  53,626.01     514,645          DEFINED                                514,645
BERKSHIRE HATHAWAY    CLASS B            084670702 123,042.49   1,180,830          SOLE                1,008,590          172,240
BROWN FORMAN CORP     CLASS B            115637209   1,391.30      19,486          DEFINED                                 19,486
BROWN FORMAN CORP     CLASS B            115637209     672.09       9,413          SOLE                    9,413               --
CARNIVAL CORP         COMMON             143658300  40,000.49   1,166,195          DEFINED                              1,166,195
CARNIVAL CORP         COMMON             143658300 101,124.43   2,948,234          SOLE                2,507,228          441,006
COCA-COLA CO          COMMON             191216100  46,514.09   1,150,200          DEFINED                              1,150,200
COCA-COLA CO          COMMON             191216100  96,174.41   2,378,200          SOLE                2,042,200          336,000
CRANE CO              COMMON             224399105   2,753.90      49,300          DEFINED                                 49,300
CRANE CO              COMMON             224399105  12,270.54     219,666          SOLE                  183,956           35,710
CULLEN FROST BANKERS  COMMON             229899109  12,499.75     199,900          DEFINED                                199,900
CULLEN FROST BANKERS  COMMON             229899109  30,977.36     495,400          SOLE                  423,200           72,200
DENBURY RES INC       COMMON             247916208  16,659.11     893,250          DEFINED                                893,250
DENBURY RES INC       COMMON             247916208  42,633.90   2,286,000          SOLE                1,946,900          339,100
DENTSPLY INTL INC     COMMON             249030107   6,904.99     162,700          DEFINED                                162,700
DENTSPLY INTL INC     COMMON             249030107  23,035.97     542,789          SOLE                  459,989           82,800
EMERSON ELEC CO       COMMON             291011104   2,039.26      36,500          DEFINED                                 36,500
EMERSON ELEC CO       COMMON             291011104  14,610.01     261,500          SOLE                  220,200           41,300
FLIR SYS INC          COMMON             302445101   7,907.04     304,000          DEFINED                                304,000
FLIR SYS INC          COMMON             302445101  15,621.61     600,600          SOLE                  539,200           61,400
GANNETT INC           COMMON             364730101  45,442.58   2,077,850          DEFINED                              2,077,850
GANNETT INC           COMMON             364730101  79,104.01   3,617,010          SOLE                3,130,420          486,590
GENERAL DYNAMICS      COMMON             369550108   9,448.34     134,000          DEFINED                                134,000
GENERAL DYNAMICS      COMMON             369550108  22,535.00     319,600          SOLE                  285,500           34,100
GENTEX CORP           COMMON             371901109   4,932.47     246,500          DEFINED                                246,500
GENTEX CORP           COMMON             371901109  16,300.15     814,600          SOLE                  691,400          123,200
GOOGLE INC            CLASS A            38259P508  15,326.24      19,298          DEFINED                                 19,298
GOOGLE INC            CLASS A            38259P508  37,492.82      47,209          SOLE                   39,886            7,323
GRANITE CONSTR INC    COMMON             387328107   8,743.26     274,600          DEFINED                                274,600
GRANITE CONSTR INC    COMMON             387328107  15,779.90     495,600          SOLE                  426,700           68,900
HEARTLAND EXPRESS IN  COMMON             422347104   9,945.93     745,572          DEFINED                                745,572
HEARTLAND EXPRESS IN  COMMON             422347104   3,295.95     247,073          SOLE                  247,073               --
HUBBELL INC           CLASS B            443510201   7,042.42      72,520          DEFINED                                 72,520
HUBBELL INC           CLASS B            443510201  16,654.37     171,500          SOLE                  146,200           25,300
INFOSYS LIMITED       AMERICAN DEP SHS   456788108 103,451.94   1,918,975          SOLE                1,575,975          343,000
INTEL CORP            COMMON             458140100  28,723.18   1,315,465          DEFINED                              1,315,465
INTEL CORP            COMMON             458140100  63,754.71   2,919,840          SOLE                2,497,120          422,720
JACOBS ENGR GROUP     COMMON             469814107   3,897.43      69,300          DEFINED                                 69,300
JACOBS ENGR GROUP     COMMON             469814107  19,236.27     342,039          SOLE                  287,539           54,500
JOHNSON & JOHNSON     COMMON             478160104  46,765.85     573,603          DEFINED                                573,603
JOHNSON & JOHNSON     COMMON             478160104 112,397.26   1,378,600          SOLE                1,234,700          143,900
LENNAR CORP           CLASS B            526057302   4,163.15     129,050          DEFINED                                129,050
LENNAR CORP           CLASS B            526057302   1,714.88      53,158          SOLE                   53,158               --
MARKEL CORP           COMMON             570535104  71,090.68     141,193          DEFINED                                141,193
MARKEL CORP           COMMON             570535104 211,442.31     419,945          SOLE                  356,748           63,197
MARTIN MARIETTA MATL  COMMON             573284106   4,188.13      41,052          DEFINED                                 41,052
MARTIN MARIETTA MATL  COMMON             573284106  12,395.43     121,500          SOLE                  102,800           18,700
MDU RES GROUP INC     COMMON             552690109  48,775.48   1,951,800          DEFINED                              1,951,800
MDU RES GROUP INC     COMMON             552690109  87,644.93   3,507,200          SOLE                3,016,600          490,600
MERCK & CO INC        COMMON             58933Y105  52,917.88   1,196,425          DEFINED                              1,196,425
MERCK & CO INC        COMMON             58933Y105 132,050.88   2,985,550          SOLE                2,678,650          306,900
MICROSOFT CORP        COMMON             594918104  48,629.42   1,700,032          DEFINED                              1,700,032
MICROSOFT CORP        COMMON             594918104  99,928.71   3,493,400          SOLE                2,989,600          503,800
NABORS INDS LTD       COMMON             G6359F103  23,483.32   1,447,800          DEFINED                              1,447,800
NABORS INDS LTD       COMMON             G6359F103  52,802.59   3,255,400          SOLE                2,787,100          468,300
NATL AUSTRALIA BK     SP ADR (1 ORD)     632525408   7,068.68     217,833          SOLE                  217,833               --
PETROLEO BRASILEIRO   ADR(2 ORD SHRS)    71654V408 158,607.68   9,571,978          SOLE                7,854,678        1,717,300
PFIZER INC            COMMON             717081103  52,404.33   1,815,812          DEFINED                              1,815,812
PFIZER INC            COMMON             717081103 131,523.10   4,557,280          SOLE                4,077,960          479,320
POSCO                 ADR(0.25 ORD SHRS) 693483109 196,717.84   2,668,808          SOLE                2,186,088          482,720
PROCTER & GAMBLE CO   COMMON             742718109  61,840.03     802,492          DEFINED                                802,492
PROCTER & GAMBLE CO   COMMON             742718109 137,860.34   1,789,000          SOLE                1,530,200          258,800

                                                                                                            VOTING AUTHORITY
                                                                SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP     VALUE      PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------        ------------------ --------- ---------- ----------- --- ---- ---------- -------- --------- ------ ---------
ROCKWELL COLLINS INC  COMMON             774341101   4,191.17      66,400          DEFINED                                 66,400
ROCKWELL COLLINS INC  COMMON             774341101  17,471.62     276,800          SOLE                  245,400           31,400
RYANAIR HLDGS         SP ADR (5 ORD)     783513104 275,919.72   6,604,110          SOLE                5,554,910        1,049,200
SAMSUNG ELECTRS LTD   GDR 144A (0.5 ORD) 796050888 411,131.82     605,861          SOLE                  496,953          108,908
SANDERSON FARMS       COMMON             800013104     393.26       7,200          DEFINED                                  7,200
SANDERSON FARMS       COMMON             800013104     280.26       5,131          SOLE                    5,131               --
SIGNET JEWELERS LT    SHS                G81276100  66,694.61     995,442          SOLE                  535,173          460,269
SYSCO CORP            COMMON             871829107  39,735.07   1,129,800          DEFINED                              1,129,800
SYSCO CORP            COMMON             871829107  90,196.98   2,564,600          SOLE                2,191,900          372,700
TELLABS INC           COMMON             879664100   8,607.46   4,118,400          DEFINED                              4,118,400
TELLABS INC           COMMON             879664100   3,487.79   1,668,800          SOLE                1,668,800               --
TIDEWATER INC         COMMON             886423102  36,438.28     721,550          DEFINED                                721,550
TIDEWATER INC         COMMON             886423102  91,687.80   1,815,600          SOLE                1,544,434          271,166
UNITED TECHNOLOGIES   COMMON             913017109  12,343.50     132,115          DEFINED                                132,115
UNITED TECHNOLOGIES   COMMON             913017109  37,362.66     399,900          SOLE                  356,400           43,500
WALGREEN CO           COMMON             931422109  52,358.36   1,098,120          DEFINED                              1,098,120
WALGREEN CO           COMMON             931422109 140,841.95   2,953,900          SOLE                2,510,500          443,400
WALT DISNEY CO        COMMON             254687106  13,055.48     229,850          DEFINED                                229,850
WALT DISNEY CO        COMMON             254687106  32,486.76     571,950          SOLE                  487,450           84,500
WASHINGTON FEDERAL    COMMON STOCK       938824109  35,290.50   2,016,600          DEFINED                              2,016,600
WASHINGTON FEDERAL    COMMON STOCK       938824109  90,262.81   5,157,875          SOLE                4,408,595          749,280
WELLS FARGO & CO      COMMON             949746101  65,887.73   1,781,231          DEFINED                              1,781,231
WELLS FARGO & CO      COMMON             949746101 154,820.17   4,185,460          SOLE                3,561,460          624,000
                                                   ---------- -----------
                                                    5,296,266 123,658,632